OPERATING LEASE RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
OPERATING LEASE RIGHT-OF-USE ASSETS.
OPERATING LEASE RIGHT-OF-USE ASSETS

8— OPERATING LEASE RIGHT-OF-USE ASSETS

Operating lease right-of-use assets consist of the following:

	December 31,
	2023	2022
Facilities	1,534	1,536
Equipment	30	57
Furniture, fixture, and fittings and other	157	191
Total net operating lease right of use	1,722	1,784

Operating lease cost amounted to €1,053 thousand and €910 thousand for the years ended December 31, 2023 and 2022, respectively.

Variable lease costs related to above contracts amounted to €243 thousand and €152 thousand for the years ended December 31, 2023 and 2022, respectively.

Non-recognized lease liabilities for short term leases amounted to €71 thousand and €74 thousand for the years ended December 31, 2023 and 2022, respectively.